UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND

Emerging Markets Equity Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2020

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-888-FUND-LSV (1-888-386-3578). Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all LSV Funds if you invest directly with the Fund.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fees return of the LSV Emerging Markets Equity Fund, the benchmark MSCI Emerging Markets Index and the MSCI Emerging Markets Value Index for the trailing periods ended April 30, 2020 were as follows:

	Trailing 6-Months	One Year	Since Inception
LSV Emerging
Markets Equity Fund
Institutional Class	-18.00%	-20.09%	-12.41%
Shares*
Benchmark:
MSCI Emerging
Markets Index	-10.50%	-12.00%	-4.29%
Broad Market:
MSCI Emerging
Markets Value Index	-17.00%	-19.86%	-12.77%

* Periods longer than one year are annualized; inception date is 1/17/19; net of fees.

Institutional Class Shares performance (net of fees) as of 3/31/20: -25.82% (1 year); -19.23% (Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578). Inception date 1/17/2019.

Emerging market equities as measured by the MSCI Emerging Markets Index declined 10.50% over the six months period ended April 30, 2020. Global equity markets plummeted during February and March 2020 as the coronavirus outbreak shut down cities and economies across the globe. The public equity markets reacted to the spread of the virus swiftly and with heightened volatility. The price of oil also plunged over the period as a spat between OPEC, Russia and Saudi Arabia to constrain supply was coupled with a precipitous drop in demand. All in, the disruption of the global economy due to COVID-19 coupled with a stronger U.S. dollar and the sharp deterioration in commodity prices weighed heavily on the emerging markets. The sell-off was particularly painful for value and smaller capitalization stocks. Over the trailing six months the MSCI Emerging Markets Value Index was down 17.00% while MSCI Emerging Markets Growth Index was down just 4.11%. Smaller stocks also suffered bigger declines in the period as the MSCI Emerging Markets Small Cap Index was down 17.52%. The LSV Emerging Markets Equity Fund was down 18.00%.

The trailing six months proved to be a very difficult period for our deep value approach, particularly in the sell off over the first three months of 2020 as value stocks and smaller stocks were punished in the market decline. Cyclical sectors of the market, where the Fund has found attractive investment opportunities, also suffered more severe declines than defensive and growth-oriented sectors during the market turmoil. Attribution analysis further indicates that both stock and sector selection detracted from relative returns over the period. Stock selection losses were concentrated in the Consumer Discretionary, Communication Services and Information Technology sectors as names within the Auto Manufacturing, Integrated Telecom and Semiconductors industries lagged. From a sector perspective, relative losses were more modest and largely due to our underweight positions in the Communication Services and Consumer Discretionary sectors. Top individual contributors included overweight positions in Globe Telecom, Anhui Conch Cement, Aurobindo Pharma and Sinotruk. Not holding Petrobras, Banco Bradesco and Itaú Unibanco also added value. Main individual detractors included not holding Tencent, Alibaba, Taiwan Semiconductor, Naspers and JD.com as well as overweights to Telkom, Banrisul, Banco do Brasil, Absa Group and Tsogo Sun.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

As of April 30, 2020, the Fund was trading at near record valuation discounts relative to the overall market as well as to the MSCI Emerging Markets Index. The Fund was trading at 7.7x forward earnings compared to 13.6x for the MSCI Emerging Markets Index, 0.9x book value compared to 1.5x for the MSCI Emerging Markets Index and 5.0x cash flow compared to 8.8x for the MSCI Emerging Markets Index. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight Industrials, Utilities and Health Care while underweight the Consumer Discretionary, Consumer Staples and Communication Services sectors.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

The MSCI Emerging Markets Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the emerging markets.

The MSCI Emerging Markets Value Index captures large and mid-cap securities exhibiting overall value style characteristics across the emerging markets.

The MSCI Emerging Markets Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across the emerging markets.

The MSCI Emerging Markets Small Cap Index is an index designed to provide a broad measure of performance throughout the emerging markets of companies with small market capitalization.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume.

April 30, 2020	(Unaudited)

Sector Weightings†:

†	Percentages are based on total investments.

Schedule of Investments
LSV Emerging Markets Equity Fund

	Shares	Value (000)
Foreign Common Stock (95.4%)
Brazil (2.4%)
Banco do Brasil	4,800	$25
EDP - Energias do Brasil	9,200	29
JBS	8,600	37
Qualicorp Consultoria e Corretora de Seguros	3,000	14
Wiz Solucoes e Corretagem de Seguros	17,700	31

		136

Chile (0.5%)
AES Gener	117,000	17
Enel Americas	76,818	13

		30

China (3.8%)
Baidu ADR*	300	30
China CITIC Bank, Cl H	108,000	53
Great Wall Motor, Cl H	63,500	42
Kunlun Energy	46,000	30
Powerlong Real Estate Holdings	54,000	33
Shanghai Pharmaceuticals
Holding, Cl H	15,600	28

		216

Colombia (0.5%)
Interconexion Electrica ESP	6,100	28

Czech Republic (0.4%)
Philip Morris CR	40	23

Egypt (0.9%)
Eastern SAE	42,000	32

LSV Emerging Markets Equity Fund

	Shares	Value (000)

Egypt (continued)
ElSewedy Electric	37,200	$21

		53

Greece (0.4%)
Motor Oil Hellas Corinth Refineries	1,400	21

Hong Kong (32.0%)
Agile Group Holdings	22,000	25
Air China, Cl H	38,000	27
Anhui Conch Cement, Cl H	7,500	59
Asia Cement China Holdings	33,500	39
BAIC Motor, Cl H	101,000	45
Bank of Communications, Cl H	79,000	50
Beijing Enterprises Holdings	9,000	32
China BlueChemical	90,000	14
China Communications Construction, Cl H	23,000	15
China Everbright	32,000	49
China Everbright Bank, Cl H	127,000	54
China Hongqiao Group	63,000	31
China Lesso Group Holdings	31,000	44
China Maple Leaf Educational Systems	90,000	26
China Medical System Holdings	44,000	52
China Minsheng Banking, Cl H	88,500	66
China Mobile	14,500	117
China Pacific Insurance Group, Cl H	12,800	42
China Petroleum & Chemical, Cl H	98,000	49
China Railway Group, Cl H	42,000	25
China Reinsurance Group, Cl H	160,000	19
China Suntien Green Energy, Cl H	173,000	40
China Telecom, Cl H	144,000	49
China Traditional Chinese Medicine Holdings	46,000	20
China Yongda Automobiles Services Holdings	33,500	34
Chinasoft International	70,000	37
CNOOC	29,000	33
Country Garden Holdings	36,000	46
Dongfeng Motor Group, Cl H	42,000	28
Far East Horizon	38,000	31
FIT Hon Teng	63,000	14
Geely Automobile Holdings	15,000	23

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2020	(Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Hong Kong (continued)
Guangzhou Baiyunshan
Pharmaceutical Holdings, Cl H	10,000	$26
Guangzhou R&F Properties	17,600	22
IGG	51,000	32
Jiangsu Expressway, Cl H	30,000	36
Kingboard Laminates Holdings	36,000	35
Lonking Holdings	107,000	36
Luye Pharma Group	60,500	30
Nine Dragons Paper Holdings	43,000	42
People’s Insurance Group of China, Cl H	161,000	53
PICC Property & Casualty, Cl H	58,000	55
Shougang Fushan Resources Group	114,000	23
Sinopec Engineering Group, Cl H	30,000	14
Sinotruk Hong Kong	19,000	38
SITC International Holdings	29,000	29
Want Want China Holdings	38,000	27
YiChang HEC ChangJiang Pharmaceutical, Cl H	9,800	37
Yuexiu Transport Infrastructure	40,000	28
Zhejiang Expressway, Cl H	40,000	30

		1,828

Hungary (0.6%)
Magyar Telekom Telecommunications	26,200	33

India (8.0%)
Aurobindo Pharma	4,600	38
Cyient	2,900	9
Gujarat State Fertilizers & Chemicals	15,900	9
HCL Technologies	9,000	65
Hexaware Technologies	3,400	13
Indiabulls Housing Finance	3,100	5
JK Paper	9,500	12
Jubilant Life Sciences	4,400	23
KPIT Technologies	10,100	8
Mphasis	3,700	36
National Aluminium	33,100	14
NMDC	25,000	27
Oil & Natural Gas	24,100	25
Persistent Systems	5,200	33
Power Finance	19,900	25
Power Grid Corp of India	15,500	33
REC	19,400	25
Sonata Software	7,500	21

LSV Emerging Markets Equity Fund

	Shares	Value (000)

India (continued)
Torrent Power	8,700	$38

		459

Indonesia (1.2%)
Bank Negara Indonesia
Persero	67,200	19
Bukit Asam	81,200	10
Matahari Department Store	142,600	12
United Tractors	19,600	21
Waskita Beton Precast	814,500	8

		70

Malaysia (1.4%)
AMMB Holdings	41,300	28
Bermaz Auto	49,200	16
RHB Bank	30,600	34

		78

Mexico (1.4%)
Fibra Uno Administracion	20,400	17
Grupo Financiero Banorte, Cl O	10,000	27
Grupo Mexico	17,400	37

		81

Philippines (1.9%)
Globe Telecom	1,400	61
Metro Pacific Investments	388,200	20
PLDT	1,200	31

		112

Poland (1.4%)
Cyfrowy Polsat	5,811	36
Polskie Gornictwo Naftowe i
Gazownictwo	15,700	14
Powszechny Zaklad
Ubezpieczen	4,300	31

		81

Qatar (0.5%)
Ooredoo QPSC	15,900	28

Russia (2.8%)
Gazprom PJSC ADR	11,300	57
LUKOIL PJSC ADR	800	51

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2020	(Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Russia (continued)
Mobile TeleSystems PJSC ADR	5,800	$50

		158

Singapore (0.5%)
Yangzijiang Shipbuilding Holdings	42,100	29

South Africa (2.4%)
Absa Group	5,600	28
African Rainbow Minerals	2,800	21
Aspen Pharmacare Holdings	2,400	15
Astral Foods	1,500	16
Exxaro Resources	3,700	21
Imperial Logistics	5,300	9
MTN Group	7,200	19
Telkom SOC	7,500	8
Tsogo Sun Gaming	26,400	4

		141

South Korea (15.7%)
Daelim Industrial	300	22
DB Insurance	400	14
DongKook Pharmaceutical	500	38
Hana Pharm	1,100	20
Huons	900	36
Hyundai Glovis	240	20
Hyundai Greenfood	2,800	19
Hyundai Home Shopping Network	500	29
Hyundai Marine & Fire Insurance	800	17
Kginicis	1,700	31
Kia Motors	1,300	32
Korea United Pharm	1,300	19
KT&G	500	33
LG	700	35
Maeil Dairies	400	26
S&T Motiv	900	27
Samjin Pharmaceutical	800	17
Samsung Electronics	6,500	266
Samyang Holdings	40	2
SFA Engineering	700	20
Shinhan Financial Group	1,600	40
Silicon Works	800	20
SK Telecom	200	35
Value Added Technology	1,400	29
Vieworks	1,700	49

		896

LSV Emerging Markets Equity Fund

	Shares	Value (000)

Taiwan (12.2%)
Cathay Financial Holding	25,859	$35
China Life Insurance	56,664	39
Chipbond Technology	15,000	28
FLEXium Interconnect	9,000	33
Fubon Financial Holding	42,000	60
Globalwafers	4,000	51
Hon Hai Precision Industry	11,000	28
Pou Chen	36,000	34
Primax Electronics	14,000	22
Radiant Opto-Electronics	10,000	33
Simplo Technology	4,000	42
Sino-American Silicon Products	13,000	39
Topco Scientific	18,000	62
Tripod Technology	11,000	39
Wistron	50,000	47
Yuanta Financial Holding	120,000	68
Zhen Ding Technology Holding	11,000	40

		700

Thailand (1.8%)
Krung Thai Bank	96,200	32
PTT Global Chemical	12,000	14
Quality Houses	394,900	25
Vinythai	45,000	32

		103

Turkey (1.7%)
Coca-Cola Icecek	6,500	34
KOC Holding	16,500	36
Turkiye Sise ve Cam Fabrikalari	35,400	25

		95

United Kingdom (1.0%)
MMC Norilsk Nickel PJSC ADR	2,000	55

TOTAL FOREIGN COMMON STOCK (Cost $6,740)		5,454

Foreign Preferred Stock (2.4%)
Brazil (2.2%)**
Banco do Estado do Rio
Grande do Sul	7,900	18
Cia Paranaense de Energia	4,600	47
Itausa	15,000	25
Telefonica Brasil	3,900	33

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2020	(Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Brazil (continued)
		$123

Colombia (0.2%)**
Banco Davivienda	1,700	13

TOTAL FOREIGN PREFERRED STOCK (Cost $203)		136

	Number of Rights
Rights (0.0%)
Taiwan (0.0%)
Simplo Technology *	138	—

TOTAL RIGHTS (Cost $–)		—

Total Investments – 97.8% (Cost $6,943)		$5,590

Percentages are based on Net Assets of $5,718 (000).

*	Non-income producing security.

**	No rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

The following is a list of the level of inputs used as of April 30, 2020, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2†	Level 3	Total
Foreign Common Stock
Brazil	$136	$–	$–	$136
Chile	30	–	–	30
China	30	186	–	216
Colombia	28	–	–	28
Czech Republic	–	23	–	23
Egypt	–	53	–	53
Greece	–	21	–	21
Hong Kong	–	1,828	–	1,828
Hungary	–	33	–	33
India	–	459	–	459
Indonesia	–	70	–	70
Malaysia	–	78	–	78
Mexico	81	–	–	81
Philippines	–	112	–	112
Poland	–	81	–	81
Qatar	–	28	–	28
Russia	101	57	–	158
Singapore	–	29	–	29
South Africa	–	141	–	141
South Korea	–	896	–	896
Taiwan	–	700	–	700
Thailand	–	103	–	103
Turkey	–	95	–	95
United Kingdom	–	55	–	55

Total Foreign Common Stock	406	5,048	–	5,454

Total Foreign Preferred Stock	136	–	–	136

Rights
Taiwan	–	–	–	–

Total Rights	–	–	–	–

Total Investments in Securities	$542	$5,048	$–	$5,590

† Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market changes subsequent to the closing of the exchanges on which these securities trade. As of April 30, 2020, securities with a total value $5,048(000) were classified as Level 2 due to the application of the fair value provided by MarkIt.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 —Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2020	(Unaudited)

LSV Emerging Markets Equity Fund
Assets:
Investments at Value (Cost $6,943)	$5,590
Foreign Currency, at Value (Cost $83)	83
Receivable for Investment Securities Sold	28
Dividends and Interest Receivable	13
Receivable due from Investment Adviser	5
Receivable for Fund Shares Sold	1
Prepaid Expenses	23
Total Assets	5,743
Liabilities:
Payable to Custodian	18
Payable due to Administrator	—
Payable due to Trustees	—
Payable due to Distributor	—
Payable due to Chief Compliance Officer	—
Other Accrued Expenses	7
Total Liabilities	25
Net Assets	$5,718

Net Assets Consist of:
Paid-in Capital	$7,017
Total distributable loss	(1,299)
Net Assets	$5,718

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($5,455 ÷ 666,560 shares)(1)	$8.18

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($263 ÷ 32,116 shares)(1)	$8.19

(1)	Shares have not been rounded.

Amounts designated as “-“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the six months ended April 30, 2020	(Unaudited)

LSV Emerging Markets Equity Fund
Investment Income:
Dividend Income	$89
Interest Income	1
Foreign Taxes Withheld	(9)
Total Investment Income	81
Expenses:
Investment Advisory Fees	32
Administration Fees	2
Trustees’ Fees	—
Chief Compliance Officer Fees	—
Distribution Fees - Investor Class	—
Transfer Agent Fees	18
Custodian Fees	16
Offering Costs	11
Registration and Filing Fees	10
Printing Fees	2
Insurance and Other Fees	4
Total Expenses	95
Less: Waiver of Investment Advisory Fees	(32)
Less: Reimbursement of Expenses from Investment Adviser	(24)
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	39
Net Investment Income	42
Net Realized Gain on Investments	70
Net Realized Loss on Foreign Currency Transactions	(16)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,304)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	(4)
Net Realized and Unrealized Loss on Investments	(1,254)
Net Decrease in Net Assets Resulting from Operations	$(1,212)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the six months ended April 30, 2020 (Unaudited), and for the period ended October 31, 2019

	LSV Emerging Markets Equity Fund
	11/1/2019 to 04/30/2020	01/17/2019* to 10/31/2019
Operations:
Net Investment Income	$42	$160
Net Realized Gain on Investments and Foreign Currency Transactions	54	12
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	(1,308)	(48)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,212)	124
Distributions
Institutional Class Shares	(205)	—
Investor Class Shares	(6)	—
Total Distributions	(211)	—
Capital Share Transactions:
Institutional Class Shares:
Issued	311	6,297
Reinvestment of Dividends and Distributions	205	—
Redeemed	(95)	—
Net Increase from Institutional Class Shares Transactions	421	6,297
Investor Class Shares:
Issued	141	179
Reinvestment of Dividends and Distributions	6	—
Redeemed	(27)	—
Net Increase from Investor Class Shares Transactions	120	179
Net Increase in Net Assets Derived from Capital Share Transactions	541	6,476
Total Increase (Decrease) in Net Assets	(882)	6,600
Net Assets:
Beginning of Period	6,600	—
End of Year/Period	$5,718	$6,600

Shares Transactions:
Institutional Class:
Issued	33	624
Reinvestment of Dividends and Distributions	19	—
Redeemed	(10)	—
Total Institutional Class Share Transactions	42	624
Investor Class:
Issued	16	18
Reinvestment of Dividends and Distributions	1	—
Redeemed	(3)	—
Total Investor Class Share Transactions	14	18
Net Increase in Shares Outstanding	56	642

*	Commenced Operations on January 17, 2019.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period

For the six months ended April 30, 2020 (Unaudited), and for the period ended October 31, 2019

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Emerging Markets Equity Fund

Institutional Class Shares

2020*	$ 10.28	$0.06	$(1.84)	$(1.78)	$(0.31)	$(0.01)	$(0.32)	$8.18	(18.00)%	$ 5,455	1.20%	2.96%	1.33%	13%
2019**	10.00	0.27	0.01	0.28	–	–	–	10.28	2.80	6,416	1.20	4.20	3.38	5

Investor Class Shares

2020*	$ 10.28	$0.05	$(1.83)	$(1.78)	$(0.30)	$(0.01)	$(0.31)	$8.19	(18.03)%	$263	1.45%	3.22%	1.10%	13%
2019**	10.00	0.15	0.13	0.28	–	–	–	10.28	2.80	184	1.48 (2)	3.89	1.92	5

*	For the six-month period ended April 30, 2020. All ratios for the period have been annualized.
**	Commenced operations on January 17, 2019. All ratios for the period have been annualized
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.
(2)	Ratio reflects the impact of the low level of average Net Assets. Under normal asset levels, the ratio of expenses to Average Net Assets would have been 1.45%

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2020	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 funds. The financial statements herein are those of the LSV Emerging Markets Equity Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The Fund commenced operations on January 17, 2019, offering Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2020, there were no securities valued in accordance with Fair Value Procedures.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based

Notes to Financial Statements April 30, 2020	(Unaudited)

on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Fund’s Administrator and can request that a meeting of the Committee be held. As of April 30, 2020, there were no securities valued in accordance with Fair Value Procedures. If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices unadjusted in active markets for priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in in active markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2020, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2020, the Fund did not incur any interest or penalties.

Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Notes to Financial Statements April 30, 2020	(Unaudited)

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders— Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, were amortized over twelve-months from inception of the Fund.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides

Notes to Financial Statements April 30, 2020	(Unaudited)

administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2020, the Fund paid $1,661 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2020, the Fund incurred $263 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2020, the Fund earned $67 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 1.20% and 1.45% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2021.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2020, were as follows (000):

Purchases
Other	$1,219
Sales
Other	$763

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or to paid-in-capital, as appropriate, in the period that the differences arise. During the year ended October 31, 2019, there were no permanent differences.

As of October 31, 2019, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$185
Unrealized Depreciation	(61)

Total Distributable Earnings	$124

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund has no capital loss carryforwards at October 31, 2019. During the year end October 31, 2019, no capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2020, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
$ 6,943	$260	$(1,613)	$(1,353)

Notes to Financial Statements April 30, 2020	(Unaudited)

8.	Concentration of Risks:

Equity Risk — Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Foreign Company Risk — Investing in foreign companies, including direct investments and through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Market Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/ or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Medium and Smaller Capitalization Risk — The medium- and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Preferred Stock Risk — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

The foregoing is not intended to be a complete discussion of all risks as associated with the investment strategies of the Funds. Please refer to the current

Notes to Financial Statements April 30, 2020	(Unaudited)

prospectus for a discussion of the risks associated with investing in the Funds.

9.	Other:

At April 30, 2020, 67% of total shares outstanding for the Institutional Class Shares were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2020, 95% of total shares outstanding for the Investor Class Shares were held by two record shareholder owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10.	Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

11.	New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions, removals and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal and modifications of certain disclosure and delay the adoption of additional disclosures until the effective date.

12.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.

The table below illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratios	Expenses Paid During Period*
LSV Emerging Markets Equity Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$820.00	1.20%	$5.43
Investor Class Shares	1,000.00	819.70	1.45	6.56

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,018.90	1.20%	$6.02
Investor Class Shares	1,000.00	1,017.65	1.45	7.27

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one half year ended April 30, 2020).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 26, 2020 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Emerging Markets Equity Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Form N-Q and Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-386-3578; and (ii) on the SEC’s website at http://www.sec.gov.

LSV-SA-010-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors, Treasurer, Controller, and CFO

Date: July 8, 2020